Administrative expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of administrative expense [Line Items]
Administrative expenses.	$ 76,297	$ 77,099	$ 80,666
Minera Yanacocha SRL and subsidiary [Member]
Disclosure of administrative expense [Line Items]
Administrative expenses.	1,744	2,783	4,760
Management expenses [Member] | Minera Yanacocha SRL and subsidiary [Member]
Disclosure of administrative expense [Line Items]
Administrative expenses.	1,341	1,317	3,395
Others [Member] | Minera Yanacocha SRL and subsidiary [Member]
Disclosure of administrative expense [Line Items]
Administrative expenses.	403	1,466	1,365
Personnel expenses [Member]
Disclosure of administrative expense [Line Items]
Administrative expenses.	38,566	34,656	36,265
Professional fees [Member]
Disclosure of administrative expense [Line Items]
Administrative expenses.	13,924	15,324	12,663
Sundry charges [Member]
Disclosure of administrative expense [Line Items]
Administrative expenses.	7,489	3,965	4,921
Board of Directors' participation [Member]
Disclosure of administrative expense [Line Items]
Administrative expenses.	2,202	3,252	1,422
Maintenance and repairs [Member]
Disclosure of administrative expense [Line Items]
Administrative expenses.	953	2,732	2,657
Software licenses [member]
Disclosure of administrative expense [Line Items]
Administrative expenses.	1,706	1,824	2,523
Subscriptions and quotes [Member]
Disclosure of administrative expense [Line Items]
Administrative expenses.	1,492	1,938	1,428
Donations [Member]
Disclosure of administrative expense [Line Items]
Administrative expenses.	1,030	1,617	3,006
Short-term and low-value lease [Member]
Disclosure of administrative expense [Line Items]
Administrative expenses.	1,011	5,818	5,412
Communications [Member]
Disclosure of administrative expense [Line Items]
Administrative expenses.	1,296	1,512	1,376
Depreciation and amortization [Member]
Disclosure of administrative expense [Line Items]
Administrative expenses.	3,825	1,295	1,146
Transport [Member]
Disclosure of administrative expense [Line Items]
Administrative expenses.	878	1,212	989
Insurance [Member]
Disclosure of administrative expense [Line Items]
Administrative expenses.	720	645	3,911
Travel and mobility [Member]
Disclosure of administrative expense [Line Items]
Administrative expenses.	373	467	1,053
Consumption of materials and supplies [Member]
Disclosure of administrative expense [Line Items]
Administrative expenses.	422	436	616
Canons and tributes [Member]
Disclosure of administrative expense [Line Items]
Administrative expenses.	$ 410	388	602
Allowance for doubtful accounts [Member]
Disclosure of administrative expense [Line Items]
Administrative expenses.		$ 18	$ 676